Restructuring and Asset Impairment Charges	12 Months Ended
Dec. 27, 2014
Restructuring Costs and Asset Impairment Charges [Abstract]
Restructuring and Asset Impairment Charges [Text Block]
Note 13: Restructuring and Asset Impairment Charges
Beginning in the third quarter of 2013, management approved several restructuring actions, including targeted workforce reductions and the exit of certain businesses and facilities. These actions include the wind down of our 200 millimeter wafer fabrication facility in Massachusetts, which we expect to cease production in the first quarter of 2015, and the closure of our assembly and test facility in Costa Rica, which ceased production in the fourth quarter of 2014. These targeted reductions will enable the company to better align our resources in areas providing the greatest benefit in the current business environment. We expect these actions to be substantially complete by the end of 2015.
Restructuring and asset impairment charges for each period were as follows:

(In Millions)	2014	2013	2012
Employee severance and benefit arrangements	$265	$201	$—
Asset impairments and other restructuring charges	30	39	—
Total restructuring and asset impairment charges	$295	$240	$—

Restructuring and asset impairment activity for each period was as follows:

(In Millions)	Employee Severance and Benefits	Asset Impairments and Other	Total
Accrued restructuring balance as of December 29, 2012	$—	$—	$—
Additional accruals	195	39	234
Adjustments	6	—	6
Cash payments	(18)	—	(18)
Non-cash settlements	—	(39)	(39)
Accrued restructuring balance as of December 28, 2013	183	—	183
Additional accruals	252	31	283
Adjustments	13	(1)	12
Cash payments	(327)	(6)	(333)
Non-cash settlements	—	(13)	(13)
Accrued restructuring balance as of December 27, 2014	$121	$11	$132

We recorded the additional accruals and adjustments as restructuring and asset impairment charges in the consolidated statements of income and within the "all other" operating segments category. A majority of the accrued restructuring balance as of December 27, 2014 is expected to be paid within the next 12 months and was recorded as a current liability within accrued compensation and benefits on the consolidated balance sheets.
Restructuring actions that were approved in 2014 impacted approximately 3,700 employees. Since the third quarter of 2013, we have incurred a total of $535 million in restructuring and asset impairment charges. These charges included a total of $466 million related to employee severance and benefit arrangements for approximately 7,600 employees, and $69 million in asset impairment charges and other restructuring charges.